Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
4. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Prepaid expenses	$1,844	$1,452
Interest receivable	61	206
Unbilled receivables	—	4

	$1,905	$1,662

4. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019

Prepaid expenses	$648	$1,452
Unbilled receivables	304	4
Interest receivable	83	206

	$1,035	$1,662